UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	05/31

Date of reporting period:	11/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2017

Semiannual Report

to Shareholders

Deutsche Managed Municipal Bond Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
34	Statement of Assets and Liabilities
36	Statement of Operations
37	Statement of Cash Flows
38	Statements of Changes in Net Assets

39	Financial Highlights
43	Notes to Financial Statements
54	Information About Your Fund’s Expenses
56	Advisory Agreement Board Considerations and Fee Evaluation
61	Account Management Resources
63	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the fund’s gains or losses. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Managed Municipal Bond Fund

Letter to Shareholders

Dear Shareholder:

“Synchronous growth” is the catchphrase for the current market environment — positive momentum in the U.S. as well as for most of the major economies of the globe.

Overseas, both developed and emerging markets continue to improve, marked by low inflation rates, growing corporate earnings and attractive valuations. Here in the U.S., activity remains solid with only limited signs of overheating. Given the notable gains of the past year, a short-term pull-back would not be a surprise. Nevertheless, strong fundamentals remain supportive of this expansion, making it the second longest run in history this spring.

Solid income growth, improvements in net worth, manageable debt, elevated confidence and firm labor markets should continue to support consumer spending. Business investment is also showing signs of picking up, supported by improved confidence, favorable financial conditions and the recent tax reform bill.

The full effect of the new tax policy remains to be seen. While markets can respond almost instantly, and seem to have done so, the economy itself takes time to respond. Our economists believe that the net benefit may be fairly modest with the main beneficiaries being consumption and business investment.

All told, we believe this environment favors a long-term approach, with a focus on thoughtful asset, geographic and sector allocation, rather than market timing calls.

As always, we invite you to visit our website — deutschefunds.com — where you will find the most current insights from our CIO, economists and investment specialists.

Thank you for allowing us to help you address your investment needs.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Managed Municipal Bond Fund	3

Performance Summary	November 30, 2017 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
Unadjusted for Sales Charge	0.77%	5.37%	2.33%	4.42%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–2.01%	2.47%	1.76%	4.13%
Bloomberg Barclays Municipal Bond Index†	0.40%	5.58%	2.55%	4.38%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.50%	2.94%	4.53%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–2.26%	2.37%	4.24%
Bloomberg Barclays Municipal Bond Index†		0.87%	3.01%	4.52%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
Unadjusted for Sales Charge	0.37%	4.54%	1.53%	3.62%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.62%	4.54%	1.53%	3.62%
Bloomberg Barclays Municipal Bond Index†	0.40%	5.58%	2.55%	4.38%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.29%	2.14%	3.73%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–0.29%	2.14%	3.73%
Bloomberg Barclays Municipal Bond Index†		0.87%	3.01%	4.52%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
No Sales Charges	0.87%	5.58%	2.53%	4.63%
Bloomberg Barclays Municipal Bond Index†	0.40%	5.58%	2.55%	4.38%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
No Sales Charges		0.70%	3.14%	4.72%
Bloomberg Barclays Municipal Bond Index†		0.87%	3.01%	4.52%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
No Sales Charges	0.89%	5.60%	2.56%	4.67%
Bloomberg Barclays Municipal Bond Index†	0.40%	5.58%	2.55%	4.38%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
No Sales Charges		0.71%	3.17%	4.78%
Bloomberg Barclays Municipal Bond Index†		0.87%	3.01%	4.52%

4	Deutsche Managed Municipal Bond Fund

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2017 are 0.79%, 1.58%, 0.63% and 0.59% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A portion of the Fund’s distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

Deutsche Managed Municipal Bond Fund	5

†	The Bloomberg Barclays Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/17	$9.10	$9.10	$9.11	$9.10
5/31/17	$9.17	$9.17	$9.18	$9.17
Distribution Information as of 11/30/17
Income Dividends, Six Months	$.14	$.10	$.15	$.15
November Income Dividend	$.0230	$.0171	$.0247	$.0249
SEC 30-day Yield‡‡	1.66%	.92%	1.92%	1.95%
Tax Equivalent Yield‡‡	2.93%	1.62%	3.39%	3.44%
Current Annualized Distribution Rate‡‡	3.04%	2.26%	3.25%	3.28%

‡‡	The SEC yield is net investment income per share earned over the month ended November 30, 2017, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 0.91% and 1.88% for Class C and S shares had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal federal income tax rate of 43.4%. Current annualized distribution rate is the latest monthly dividend shown as a percentage of net asset value on November 30, 2017. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.25% and 3.21% for Class C and S shares had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	Deutsche Managed Municipal Bond Fund

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1998.

–	Joined Deutsche Asset Management in 1986.

–	Co-Head of Municipal Bonds.

–	BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1999.

–	Joined Deutsche Asset Management in 1989.

–	BS, Pennsylvania State University; MS, Boston College.

Michael J. Generazo, Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2010.

–	Joined Deutsche Asset Management in 1999.

–	BS, Bryant College; MBA, Suffolk University.

Deutsche Managed Municipal Bond Fund	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	11/30/17	5/31/17
Revenue Bonds	76%	74%
General Obligation Bonds	17%	17%
Lease Obligations	5%	6%
Escrow to Maturity/Prerefunded Bonds	2%	3%
	100%	100%

Interest Rate Sensitivity	11/30/17	5/31/17
Effective Maturity	6.1 years	5.8 years
Modified Duration	5.1 years	4.9 years

Effective maturity is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Quality (As a % of Investment Portfolio)	11/30/17	5/31/17
AAA	14%	11%
AA	43%	51%
A	35%	32%
BBB	6%	5%
BB	1%	0%
Not Rated	1%	1%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Top Five State Allocations (As a % of Investment Portfolio)	11/30/17	5/31/17
Texas	15%	14%
New York	15%	14%
California	9%	15%
Florida	7%	6%
Illinois	5%	5%

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 61 for contact information.

8	Deutsche Managed Municipal Bond Fund

Investment Portfolio	as of November 30, 2017 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.8%
Alabama 0.1%
Alabama, Federal Aid Highway Finance Authority, Special Obligation Revenue, Series A, 5.0%, 6/1/2037	5,000,000	5,946,050

Alaska 0.3%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	12,136,740

Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,934,432
5.0%, 12/1/2037	8,405,000	10,261,664
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	24,726,590
Series A, 5.25%, 7/1/2033	20,885,000	22,894,764

		59,817,450

California 9.1%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	100,000	103,543
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	55,000	56,930
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2040	11,765,000	13,503,279
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	15,315,000	21,890,802
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	39,467,050
5.0%, 2/1/2033	8,000,000	9,014,240
5.0%, 8/1/2034	11,790,000	13,859,381
5.0%, 8/1/2035	13,210,000	15,488,329
5.0%, 2/1/2043	20,000,000	22,528,800
5.0%, 5/1/2044	11,200,000	12,713,344
5.25%, 4/1/2035	15,340,000	17,477,322
California, State General Obligation, Various Purposes:
5.25%, 9/1/2026	18,765,000	21,169,547
5.25%, 9/1/2030	5,000,000	5,640,700
5.25%, 10/1/2032	25,000,000	28,183,500
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 8/15/2043	10,000,000	11,498,500

The accompanying notes are an integral part of the financial statements.

Deutsche Managed Municipal Bond Fund	9

	Principal Amount ($)	Value ($)
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	28,422,500
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	8,559,069
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,958,940
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2041	7,000,000	7,604,800
Series A, 144A, 5.0%, 12/1/2046	3,500,000	3,783,815
Los Angeles, CA, Department of Airports Revenue, Series A, AMT, 5.0%, 5/15/2042	4,220,000	4,852,367
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	26,844,250
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property, Series B, 5.0%, 11/1/2031	21,820,000	26,055,698
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	16,840,320
Series B, 5.25%, 7/1/2039	12,000,000	12,630,240
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2034	7,000,000	7,610,960
Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,985,375
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series F, 5.0%, 5/1/2035	27,500,000	29,396,400
Series A, AMT, 5.0%, 5/1/2040	14,000,000	15,786,260
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	10,554,300

		451,480,561

Colorado 4.5%
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	42,223,500
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, Prerefunded, 5.0%, 3/15/2032	8,630,000	9,430,605
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	18,818,150
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	20,348,438
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	35,513,040
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,675,270
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.5%, 11/15/2028	15,000,000	17,418,300
Series A, AMT, 5.5%, 11/15/2029	14,705,000	17,022,949

The accompanying notes are an integral part of the financial statements.

10	Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Series A, AMT, 5.5%, 11/15/2030	15,080,000	17,403,225
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,755,450
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,770,000	3,110,848
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	29,193,364

		222,913,139

Connecticut 1.8%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	14,215,760
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	21,400,200
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,603,800
Connecticut, State Revolving Fund General Revenue, Green Bond:
Series A, 5.0%, 5/1/2032	5,000,000	5,991,100
Series A, 5.0%, 5/1/2033	5,130,000	6,123,219
Series A, 5.0%, 5/1/2034	18,125,000	21,551,169

		88,885,248

District of Columbia 2.3%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2032	11,400,000	13,441,482
Series A, 5.0%, 6/1/2033	10,300,000	12,116,754
Series A, 5.0%, 6/1/2034	4,000,000	4,773,160
District of Columbia, Georgetown University Revenue:
5.0%, 4/1/2032	2,500,000	2,964,325
5.0%, 4/1/2033	5,000,000	5,901,600
5.0%, 4/1/2034	5,000,000	5,879,150
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	30,588,467
Metropolitan Washington, DC, Airports Authority System Revenue:
AMT, 5.0%, 10/1/2030	5,250,000	6,255,795
AMT, 5.0%, 10/1/2031	3,850,000	4,569,334
AMT, 5.0%, 10/1/2032	2,250,000	2,659,792
Series A, AMT, 5.0%, 10/1/2030	7,750,000	8,911,260
Series A, AMT, 5.0%, 10/1/2031	5,355,000	6,288,644
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,850,400
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,369,326

		114,569,489

The accompanying notes are an integral part of the financial statements.

Deutsche Managed Municipal Bond Fund	11

	Principal Amount ($)	Value ($)
Florida 7.0%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	39,000,000	43,479,540
Florida, Central Expressway Authority Revenue, Senior Lien:
Series B, 4.0%, 7/1/2035	14,335,000	15,199,831
Series B, 4.0%, 7/1/2036	8,625,000	9,125,422
Series B, 4.0%, 7/1/2037	8,555,000	9,018,510
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	2,110,000	2,342,395
Florida, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,500,400
Florida, State Board of Public Education, Capital Outlay, Series B, 4.0%, 6/1/2032	7,135,000	7,976,787
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	280,000	291,684
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,971,620
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	9,925,000	11,474,888
Series A, AMT, 5.0%, 10/1/2047	6,425,000	7,398,966
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2040	10,000,000	11,108,300
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	440,000	463,395
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,936,340
Marco Island, FL, Utility Systems Revenue:
Series A, Prerefunded, 5.0%, 10/1/2034	1,000,000	1,092,650
Series A, Prerefunded, 5.0%, 10/1/2040	1,000,000	1,092,650
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,881,302
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	16,178,100
Series B, AMT, 5.0%, 10/1/2040	14,145,000	16,263,497
Series A, 5.5%, 10/1/2041	30,000,000	31,921,800
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.375%, 10/1/2035	1,000,000	1,093,670
Series A-1, 5.375%, 10/1/2041	19,290,000	21,057,928
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	7,193,187
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,465,250
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	18,393,375

The accompanying notes are an integral part of the financial statements.

12	Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	19,233,612
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, Prerefunded, 5.75%, 10/1/2043	10,000,000	10,358,700
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc.:
Series A, 5.0%, 10/1/2035	2,280,000	2,584,334
Series A, 5.0%, 10/1/2036	4,135,000	4,676,768
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series B, 5.25%, 12/1/2029, INS: AGMC	3,820,000	3,961,493
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series A, 6.25%, 10/1/2018, INS: NATL	260,000	270,192
Series C, 6.25%, 10/1/2021, INS: NATL	4,945,000	5,384,264
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	19,443,500
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, 5.0%, 7/1/2040	7,250,000	7,764,823
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	245,000	251,370
5.25%, 9/1/2035, INS: AGC	280,000	287,899
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	3,685,000	3,811,211
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,985,000	3,223,472
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	1,315,000	1,397,372
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	10,000,000	11,092,500

		347,662,997

Georgia 4.4%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,615,681
Series B, 5.0%, 1/1/2037	720,000	799,934
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	5,819,400
Series B, 5.375%, 11/1/2039, INS: AGMC	13,915,000	14,816,831
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	10,030,600
Series B, 5.5%, 1/1/2033	4,000,000	4,011,800
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	2,635,000	2,974,335

The accompanying notes are an integral part of the financial statements.

Deutsche Managed Municipal Bond Fund	13

	Principal Amount ($)	Value ($)
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,435,322
Series A, 5.25%, 10/1/2033	3,635,000	4,056,478
Series A, 5.25%, 10/1/2036	11,115,000	12,390,669
Series A, 5.25%, 10/1/2041	29,000,000	32,249,450
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	3,155,000	3,561,301
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	1,940,000	2,085,209
Series A, 5.5%, 2/15/2045	4,720,000	5,057,291
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co.	17,440,000	18,183,642
Series B, 5.0%, 3/15/2019, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,207,350
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	2,700,000	2,893,374
Series B, 5.0%, 3/15/2020, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,348,850
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	19,387,854
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,808,300
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	4,635,000	5,440,285
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,977,550
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,990,800
Georgia, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018, INS: NATL	445,000	446,749
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,366,110
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B, 4.0%, 10/1/2038	17,780,000	19,077,584
Georgia, State General Obligation, Series A-2, 5.0%, 2/1/2032	10,000,000	12,098,500
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,266,778

		218,398,027

Hawaii 0.8%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	16,800,000	18,014,808
Series A, AMT, 5.0%, 7/1/2041	8,930,000	10,099,651
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	6,000,000	6,447,540
Hawaii, State General Obligation, Series FG, 4.0%, 10/1/2036	6,250,000	6,731,250

		41,293,249

The accompanying notes are an integral part of the financial statements.

14	Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke’s Regional Medical Center, 6.75%, 11/1/2037	10,060,000	10,507,771

Illinois 5.3%
Chicago, IL, Board of Education:
Series H, 5.0%, 12/1/2036	6,075,000	6,228,698
Series H, 5.0%, 12/1/2046	3,470,000	3,543,911
Chicago, IL, O’Hare International Airport Revenue, Series A, AMT, 5.0%, 1/1/2034	7,000,000	7,838,950
Chicago, IL, O’Hare International Airport Revenue, Senior Lien:
Series B, 5.0%, 1/1/2034	1,540,000	1,788,387
Series C, 5.0%, 1/1/2034	6,000,000	6,877,920
Series B, 5.0%, 1/1/2035	7,560,000	8,685,059
Series C, 5.0%, 1/1/2035	6,375,000	7,283,182
Series B, 5.0%, 1/1/2036	3,845,000	4,438,668
Series B, 5.0%, 1/1/2037	3,845,000	4,428,786
Series C, 5.0%, 1/1/2037	9,105,000	10,360,124
Series B, 5.0%, 1/1/2038	5,385,000	6,193,396
Chicago, IL, O’Hare International Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	2,190,000	2,428,163
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	5,082,515
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	10,307,100
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,346,225
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	12,728,232
5.5%, 4/1/2039	4,800,000	5,043,408
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	6,694,093
Illinois, Metropolitan Pier & Exposition Authority, Special Assessment Revenue, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	6,479,780
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	17,315,000	19,483,704
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	9,024,960
Series A, 6.7%, 11/1/2021, INS: NATL	12,360,000	13,787,456
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	2,775,000	2,885,695
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,712,858

The accompanying notes are an integral part of the financial statements.

Deutsche Managed Municipal Bond Fund	15

	Principal Amount ($)	Value ($)
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, 5.0%, 1/1/2036	2,970,000	3,263,258
Series A, 5.0%, 1/1/2037	3,965,000	4,346,869
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	14,114,920
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,846,800
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2027	7,500,000	8,108,325
Series D, 5.0%, 11/1/2028	7,500,000	8,108,325
Series C, 5.0%, 11/1/2029	10,000,000	10,768,700
Series A, 5.0%, 12/1/2038 (a)	4,760,000	5,007,996
Series A, 5.0%, 12/1/2039 (a)	10,240,000	10,756,608
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	1,885,000
Northern Illinois, Municipal Power Agency, Power Project Revenue, Series A, 5.0%, 12/1/2041	5,080,000	5,671,769
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,463,461
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,489,350

		265,502,651

Indiana 0.9%
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2018, INS: NATL	2,175,000	2,232,984
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	18,832,175
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	3,085,507
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,918,160
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,085,500

		43,154,326

Kansas 0.4%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	14,532,700
Series A, 5.0%, 11/15/2034	4,965,000	5,532,499

		20,065,199

The accompanying notes are an integral part of the financial statements.

16	Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)

Kentucky 0.2%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,551,255
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,375,916
Series A, 5.25%, 6/1/2041	1,915,000	2,136,125

		8,063,296

Louisiana 0.7%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	2,830,000	3,214,088
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,351,400
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	450,000	450,724
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	25,285,000	25,347,454

		34,363,666

Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,282,654

Maryland 1.7%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2038	11,000,000	12,375,770
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	20,000,000	22,720,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	3,400,000	3,672,884
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2042	14,735,000	16,613,418
Maryland, State Stadium Authority Revenue, Baltimore City Public Schools:
5.0%, 5/1/2035	5,000,000	5,790,500
5.0%, 5/1/2036	5,015,000	5,795,685
5.0%, 5/1/2041	16,000,000	18,374,880

		85,343,137

The accompanying notes are an integral part of the financial statements.

Deutsche Managed Municipal Bond Fund	17

	Principal Amount ($)	Value ($)

Massachusetts 4.3%
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	4,962,780
Series B, 5.0%, 5/1/2043	4,125,000	4,536,551
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	30,613,824
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	20,010
Series A-2, 5.5%, 11/15/2046	63,235	63,253
Series A-1, 6.25%, 11/15/2031	1,182,967	1,235,491
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	13,680,000	15,054,293
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	1,825,000	2,019,089
Massachusetts, State Development Finance Agency Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	4,785,000	5,081,000
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,118,120
Massachusetts, State General Obligation:
Series E, 4.0%, 9/1/2039	27,250,000	28,867,560
Series E, 4.0%, 9/1/2042	20,000,000	21,145,000
Series A, 5.0%, 7/1/2036	22,630,000	26,562,868
Series A, 5.0%, 3/1/2041	15,000,000	17,005,800
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	27,000,000	28,776,870
Series B, 5.25%, 10/15/2035	12,000,000	13,504,800
Massachusetts, State Water Resources Authority, Green Bond, Series C, 4.0%, 8/1/2036	10,000,000	10,717,800

		211,285,109

Michigan 1.3%
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	14,675,000	16,827,529
Series H, 5.125%, 10/15/2033	9,755,000	10,300,597
Series I, 6.0%, 10/15/2038	300,000	311,724
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2041	12,220,000	13,649,129
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	4,335,000	4,847,484

The accompanying notes are an integral part of the financial statements.

18	Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Michigan, State Hospital Finance Authority Revenue, Trinity Health Credit:
Series A-1, 6.5%, 12/1/2033	335,000	351,549
Series A-1, Prerefunded, 6.5%, 12/1/2033	1,760,000	1,848,810
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	7,200,000	7,567,344
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	10,233,716

		65,937,882

Mississippi 0.6%
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%, 2/1/2036	2,710,000	2,774,200
Mississippi, State General Obligation:
Series A, 4.0%, 10/1/2035	8,000,000	8,633,680
Series A, 5.0%, 10/1/2033	10,000,000	11,934,800
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	7,420,000	7,699,734

		31,042,414

Missouri 0.4%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, Prerefunded, 5.75%, 6/1/2039	2,150,000	2,282,311
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	11,992,342
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,676,087
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	735,000	799,562
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	3,255,000	3,567,578

		21,317,880

Nebraska 0.1%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children’s Hospital Obligated Group, 5.0%, 11/15/2047	5,205,000	5,909,913

Nevada 0.1%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	5,000,000	5,356,100

The accompanying notes are an integral part of the financial statements.

Deutsche Managed Municipal Bond Fund	19

	Principal Amount ($)	Value ($)

New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	11,216,500

New Jersey 1.8%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	1,050,000	1,128,655
Series BBB, 5.5%, 6/15/2030	22,440,000	26,039,825
Series DDD, 5.0%, 6/15/2042	2,775,000	2,997,638
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,507,440
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	1,460,000	1,598,262
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 6.0%, 6/15/2035	6,000,000	6,718,320
Series A, 6.0%, 12/15/2038	11,075,000	11,554,769
New Jersey, State Turnpike Authority Revenue:
Series B, 5.0%, 1/1/2034	10,000,000	11,851,900
Series A, 5.0%, 1/1/2035	6,025,000	6,688,955
Series E, 5.0%, 1/1/2045	15,380,000	17,390,166

		90,475,930

New York 14.5%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond:
Series B-2, 5.0%, 11/15/2033	12,550,000	14,980,558
Series B-2, 5.0%, 11/15/2034	10,940,000	13,006,347
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	2,550,000	2,602,632
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	18,845,475
Series D, 5.0%, 11/15/2038	13,635,000	15,507,767
Series B, 5.25%, 11/15/2044	25,000,000	28,780,750
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A2, 5.0%, 11/15/2027	9,000,000	10,833,750
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	500,000	589,075
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,544,595
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,200,940
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	2,275,000	2,394,278

The accompanying notes are an integral part of the financial statements.

20	Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	10,548,241
Series B, 5.0%, 2/15/2035	30,000,000	34,611,900
Series F, 5.0%, 2/15/2035	5,000,000	5,325,200
Series A, 5.0%, 2/15/2037	5,240,000	6,141,018
Series A, 5.0%, 2/15/2038	5,525,000	6,465,245
Series A, 5.0%, 2/15/2039	3,950,000	4,615,259
Series C, 5.0%, 3/15/2041	10,000,000	10,911,100
Series C, 5.0%, 3/15/2042	14,750,000	16,697,147
Series E, 5.0%, 2/15/2044	10,000,000	11,389,700
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	50,302,800
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien, Series A, 5.0%, 1/1/2041	6,545,000	7,477,401
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	14,190,000	15,534,786
New York, State Transportation Development Corp., Special Facility Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	6,660,000	7,324,135
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,334,612
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,691,680
Series TE, 5.0%, 12/15/2035	4,000,000	4,604,880
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series DD, 5.0%, 6/15/2035	12,000,000	13,620,120
Series FF-2, 5.0%, 6/15/2040	2,270,000	2,378,801
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	6,890,820
Series FF, 5.0%, 6/15/2039	22,345,000	25,908,357
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution:
Series CC-1, 4.0%, 6/15/2038	5,505,000	5,888,148
Series EE, 5.375%, 6/15/2043	11,250,000	12,409,875
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-1, 4.0%, 8/1/2037	23,500,000	25,168,265
Series B-1, 4.0%, 8/1/2039	16,500,000	17,619,525
Series B-1, 5.0%, 8/1/2035	9,295,000	10,730,334

The accompanying notes are an integral part of the financial statements.

Deutsche Managed Municipal Bond Fund	21

	Principal Amount ($)	Value ($)
Series B-1, 5.0%, 8/1/2036	9,900,000	11,580,525
Series E-1, 5.0%, 2/1/2037	28,685,000	33,235,588
Series D-1, 5.0%, 2/1/2038	17,655,000	20,094,391
Series A-1, 5.0%, 11/1/2038	11,560,000	13,192,503
Series D-1, 5.0%, 11/1/2038	10,000,000	11,066,700
Series E-1, 5.0%, 2/1/2039	15,000,000	17,332,200
Series I, 5.0%, 5/1/2042	8,000,000	9,031,600
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018:
Series S-1, 5.0%, 7/15/2032	6,800,000	8,116,344
Series S-1, 5.0%, 7/15/2035	2,800,000	3,303,048
New York, NY, General Obligation:
Series A-1, 4.0%, 8/1/2034	22,230,000	23,983,725
Series A-1, 4.0%, 8/1/2036	7,585,000	8,135,443
Series B-1, 5.0%, 12/1/2031	2,000,000	2,377,360
Series D-1, 5.0%, 10/1/2033	25,000,000	27,709,000
Series D-1, 5.0%, 10/1/2034	5,000,000	5,534,000
Series I-1, 5.375%, 4/1/2036	2,125,000	2,231,420
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	1,795,000	2,059,763
5.0%, 9/1/2039	4,490,000	5,143,295
Port Authority of New York & New Jersey, One Hundred Ninety-Fifth:
AMT, 5.0%, 10/1/2035	9,175,000	10,588,134
AMT, 5.0%, 4/1/2036	18,000,000	20,727,180
Port Authority of New York & New Jersey, One Hundred Ninety-Seven, AMT, 5.0%, 11/15/2036	7,000,000	8,073,520
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2029	10,000,000	11,596,400
AMT, 5.0%, 10/15/2034	5,775,000	6,582,865
AMT, 5.0%, 10/15/2035	2,865,000	3,259,339
Port Authority of New York & New Jersey, Two Hundred Second:
AMT, 5.0%, 10/15/2033	6,560,000	7,682,350
AMT, 5.0%, 10/15/2034	5,250,000	6,124,808
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2035	665,000	747,560
Series A, AMT, 5.0%, 1/1/2036	2,100,000	2,355,948
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,151,980

		712,892,505

The accompanying notes are an integral part of the financial statements.

22	Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
North Carolina 0.7%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,644,585
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	31,200,306
North Carolina, State Municipal Power Agency No.1, Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	1,560,000	1,614,241

		34,459,132

North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	10,752,527

Ohio 3.0%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	6,786,720
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,093,020
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	170,000	170,721
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	110,000	112,170
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: NATL	70,000	70,000
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	1,051,459
5.0%, 1/1/2046	2,790,000	3,010,159
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, Prerefunded, 6.5%, 12/1/2030	14,425,000	16,751,897
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	7,117,680
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	11,610,000	13,026,304
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children’s Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	17,494,082
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,303,836
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	1,215,000	1,304,388
Ohio, Northeast Regional Sewer District:
4.0%, 11/15/2037	12,280,000	13,191,544
5.0%, 11/15/2044	10,000,000	11,454,700
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	155,000	161,178

The accompanying notes are an integral part of the financial statements.

Deutsche Managed Municipal Bond Fund	23

	Principal Amount ($)	Value ($)
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc. (a)	1,205,000	1,235,776
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc. (a)	2,110,000	2,194,927
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	8,028,225
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,325,120
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,335,315
Series A-1, 5.25%, 2/15/2031	9,375,000	10,811,531
Series A-1, 5.25%, 2/15/2032	7,500,000	8,633,250

		147,664,002

Oklahoma 0.3%
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	13,235,000	14,356,666
Tulsa County, OK, Industrial Authority Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,575,000	1,747,967

		16,104,633

Oregon 0.4%
Oregon, State Department of Administration Services, Lottery Rvenue:
Series A, 5.0%, 4/1/2035	6,610,000	7,879,715
Series A, 5.0%, 4/1/2036	10,000,000	11,893,600

		19,773,315

Pennsylvania 2.9%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	12,544,580
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,398,599
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	13,957,483
Pennsylvania, Commonwealth Financing Authority Revenue:
Series A, 5.0%, 6/1/2033	5,000,000	5,771,600
Series A, 5.0%, 6/1/2034	6,000,000	6,903,960
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,486,870
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	1,510,000	1,584,443

The accompanying notes are an integral part of the financial statements.

24	Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Pennsylvania, State General Obligation:
Series 2, 4.0%, 9/15/2032	10,000,000	10,718,600
Series D, 5.0%, 8/15/2032	5,000,000	5,745,550
Pennsylvania, State Turnpike Commission Revenue:
Series B, 5.0%, 6/1/2033	12,000,000	13,633,200
Series A-1, 5.0%, 12/1/2040	15,000,000	16,988,700
Series A-1, 5.0%, 12/1/2041	9,645,000	10,738,357
Series A-1, 5.0%, 12/1/2042	5,000,000	5,750,600
Series C, 5.0%, 12/1/2044	4,840,000	5,492,142
Series A-1, 5.0%, 12/1/2047	3,335,000	3,820,343
Pennsylvania, State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds, 5.0%, 6/1/2035	11,000,000	12,427,140
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,563,493
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	1,090,000	1,139,464
Series 14, 4.0%, 10/1/2037	895,000	931,453

		141,596,577

Puerto Rico 0.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series C, 5.25%, 8/1/2041*	6,705,000	670,500

Rhode Island 0.3%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	13,721,240

South Carolina 2.9%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,851,964
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Prerefunded, 5.375%, 10/1/2039	7,500,000	8,009,850
Lexington County, SC, Health Services District, Lexington Medical Center, 5.0%, 11/1/2041	22,390,000	25,063,366
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	1,910,000	1,993,314
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
6.75%, 1/1/2019, INS: NATL	2,065,000	2,177,171
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,540,446
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	4,715,000	5,351,761

The accompanying notes are an integral part of the financial statements.

Deutsche Managed Municipal Bond Fund	25

	Principal Amount ($)	Value ($)
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	10,971,757
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2036	9,780,000	11,103,234
Series C, 5.0%, 12/1/2039	6,875,000	7,640,187
Series A, Prerefunded, 5.375%, 1/1/2028	85,000	88,489
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	35,555,000	40,775,541
South Carolina, State Transportation Infrastructure Bank Revenue, 5.0%, 10/1/2036	17,705,000	20,681,742

		142,248,822

South Dakota 1.4%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
5.0%, 7/1/2044	20,475,000	22,686,505
5.0%, 7/1/2046	36,140,000	41,154,063
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,182,850

		67,023,418

Tennessee 0.7%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	810,000	820,417
Prerefunded, 5.5%, 4/1/2033	2,190,000	2,219,609
5.625%, 4/1/2038	1,230,000	1,245,990
5.75%, 4/1/2041	2,345,000	2,376,376
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
5.0%, 1/1/2028	7,755,000	9,436,594
5.0%, 1/1/2030	5,000,000	6,014,900
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019, GTY: The Goldman Sachs Group, Inc.	7,000,000	7,425,740
Series A, 5.25%, 9/1/2021, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,238,520

		31,778,146

Texas 14.8%
Aldine, TX, Independent School District:
5.0%, 2/15/2035	6,560,000	7,740,275
5.0%, 2/15/2036	9,000,000	10,595,340
5.0%, 2/15/2037	8,225,000	9,661,085
5.0%, 2/15/2042	18,450,000	21,557,349
Austin, TX, Independent School District, Series B, 4.0%, 8/1/2033	9,000,000	9,810,540

The accompanying notes are an integral part of the financial statements.

26	Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Bexar County, TX, General Obligation, 4.0%, 6/15/2034	16,020,000	17,362,316
Central Texas, Regional Mobility Authority Revenue, 5.0%, 1/1/2040	3,750,000	4,221,225
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	4,730,000	5,308,715
Crowley, TX, Independent School District, School Building, 5.0%, 2/1/2047	13,000,000	14,990,690
Dallas, TX, Area Rapid Transit, Sales Tax Revenue, Series B, 4.0%, 12/1/2037	10,500,000	11,126,535
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	19,847,211
Harris County, TX, Senior Lien:
Series A, 5.0%, 8/15/2033	5,000,000	5,873,200
Series A, 5.0%, 8/15/2034	3,000,000	3,511,260
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2032	3,510,000	3,951,769
Series A, 5.5%, 7/1/2039	10,000,000	10,246,700
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, Prerefunded, 5.0%, 5/15/2040	11,185,000	12,065,931
Houston, TX, Utility Systems Revenue, First Lien:
Series B, 5.0%, 11/15/2034	32,315,000	38,046,712
Series D, 5.0%, 11/15/2036	7,000,000	7,700,840
Series B, 5.0%, 11/15/2038	3,370,000	3,826,871
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	10,715,000	12,100,878
Series A, 5.0%, 1/1/2039	4,230,000	4,829,349
Series B, 5.0%, 1/1/2040	8,825,000	9,785,866
Series C, 5.25%, 1/1/2044	20,000,000	20,642,000
First Tier, Series A, 5.625%, 1/1/2033	800,000	802,616
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	2,735,000	2,743,943
First Tier, Prerefunded, 6.0%, 1/1/2043	30,000,000	33,915,900
North Texas, Tollway Authority Revenue, Second Tier:
Series B, 5.0%, 1/1/2043	3,075,000	3,502,702
Series B, 5.0%, 1/1/2048	8,615,000	9,776,991
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, Prerefunded, 5.0%, 9/1/2032	8,000,000	8,922,080
Series A, Prerefunded, 6.0%, 9/1/2041	6,675,000	7,697,944
San Antonio, TX, Electric & Gas Revenue, 4.0%, 2/1/2034	11,230,000	12,178,486
San Antonio, TX, Independent School District, 5.0%, 8/15/2029	8,475,000	10,180,339
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,836,220
5.0%, 8/15/2043	9,900,000	11,014,047
Prerefunded, 5.625%, 8/15/2035	740,000	816,856

The accompanying notes are an integral part of the financial statements.

Deutsche Managed Municipal Bond Fund	27

	Principal Amount ($)	Value ($)
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	20,775,341
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	24,425,000	26,492,088
Series A, 5.25%, 11/1/2038	20,000,000	21,779,800
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.25%, 10/1/2051	20,000,000	22,604,600
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	6,733,600
5.0%, 8/15/2035	6,130,000	6,782,048
5.0%, 8/15/2036	3,350,000	3,702,554
Texas, Love Field Airport Modernization Corp., General Airport Revenue:
AMT, 5.0%, 11/1/2033	1,250,000	1,436,750
AMT, 5.0%, 11/1/2034	1,000,000	1,145,210
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	28,358
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	21,277,600
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.67% of 3-month USD-LIBOR + 0.7%, 1.584%***, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	19,800,000	19,270,548
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,000,000	24,348,000
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project:
5.0%, 11/1/2031	1,000,000	1,124,810
5.0%, 11/1/2040	1,070,000	1,179,675
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	5,575,000	6,276,669
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	2,750,000	3,311,055
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, Prerefunded, 5.0%, 10/1/2035	2,400,000	2,591,232
Texas, State General Obligation, 0.97% **, 12/1/2047, SPA: Sumitomo Mitsui Banking	1,935,000	1,935,000
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	2,250,000	2,503,080
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	4,500,000	5,001,660
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	21,215,000	23,506,220

The accompanying notes are an integral part of the financial statements.

28	Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	5,956,146
Texas, State Transportation Commission, Series A, 5.0%, 10/1/2039	10,000,000	11,525,500
Texas, State Transportation Commission Mobility Fund:
Series A, 5.0%, 10/1/2033	15,000,000	18,132,150
Series B, 5.0%, 10/1/2033	10,000,000	12,088,100
Texas, State Transportation Commission, State Highway Fund Revenue:
Series A, 5.0%, 10/1/2027	5,000,000	6,094,850
Series A, 5.0%, 10/1/2028	5,000,000	6,050,300
Series A, 5.0%, 10/1/2029	5,565,000	6,684,901
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	14,410,000	16,248,716
Series C, 5.0%, 8/15/2042	5,085,000	5,652,028
Texas, State Transportation Commission-Highway Improvement, 5.0%, 4/1/2044	18,000,000	20,503,980
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
4.0%, 10/15/2035	10,770,000	11,663,587
4.0%, 10/15/2036	13,315,000	14,387,257

		732,984,194

Utah 0.3%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2047	13,435,000	15,451,459

Virginia 0.9%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2036	1,750,000	1,952,685
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	16,520,000	18,420,791
Virginia, State Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, 5.0%, 9/15/2027	11,425,000	13,935,644
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	665,000	670,087
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,226,842

		43,206,049

The accompanying notes are an integral part of the financial statements.

Deutsche Managed Municipal Bond Fund	29

	Principal Amount ($)	Value ($)
Washington 3.9%
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: NATL	6,725,000	6,725,000
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,240,000
Series A, 5.0%, 8/1/2032	2,500,000	2,788,300
Seattle, WA, Drainage & Wastewater Revenue, 4.0%, 4/1/2036	6,850,000	7,356,352
Seattle, WA, Municipal Light & Power Revenue, Series C, 4.0%, 9/1/2035	10,000,000	10,786,300
Tacoma, WA, Electric System Revenue, Series A, 5.0%, 1/1/2038	8,280,000	9,304,981
Washington, Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/2035	10,000,000	11,775,800
Washington, Energy Northwest Electric Revenue, Columbia Generating Systems:
Series A, 5.0%, 7/1/2032	16,980,000	19,879,844
Series A, 5.0%, 7/1/2034	7,000,000	8,343,790
Washington, State General Obligation:
Series B, 5.0%, 7/1/2030	14,000,000	16,567,040
Series R-2015D, 5.0%, 7/1/2032	10,000,000	11,675,300
Series B, 5.0%, 2/1/2033	5,000,000	5,461,550
Series 2011A, 5.0%, 8/1/2033	20,000,000	21,631,800
Series A, 5.0%, 8/1/2035	12,190,000	13,468,975
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	11,260,000	11,818,834
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	1,715,000	1,935,446
5.0%, 8/15/2035	1,470,000	1,651,207
5.0%, 8/15/2036	980,000	1,098,237
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	8,524,847
Series C, 5.0%, 6/1/2033	6,000,000	6,612,660
Series C, 5.0%, 6/1/2041	11,000,000	12,053,030

		191,699,293

West Virginia 0.5%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	20,120,000	22,385,512

Wisconsin 1.2%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,375,690

The accompanying notes are an integral part of the financial statements.

30	Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,020,000	2,196,952
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	3,530,000	3,834,074
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	8,500,000	9,336,485
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Credit Group:
Series A, 5.0%, 11/15/2036	5,000,000	5,757,350
Series A, 5.0%, 11/15/2039	15,000,000	17,187,600
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	13,991,380

		59,679,531
Total Municipal Bonds and Notes (Cost $4,638,914,019)		4,887,018,233

Underlying Municipal Bonds of Inverse Floaters (b) 1.3%
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (c)	3,023,487	3,255,749
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (c)	3,300,848	3,554,416
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (c)	3,663,166	3,944,568
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 2016-XM0289, 144A, 8.368%, 5/1/2018, Leverage Factor at purchase date: 2 to 1

		10,754,733

Nevada 0.4%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (c)	6,252,645	6,365,313
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (c)	6,565,277	6,683,579
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (c)	6,372,122	6,486,944
Trust: Clark County, NV, General Obligation, Series 2016-XM0280, 144A, 11.75%, 6/1/2018, Leverage Factor at purchase date: 3 to 1

		19,535,836

North Carolina 0.5%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (c)	20,000,000	20,875,050
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Series 2016-XM0282, 144A, 15.14%, 4/1/2019, Leverage Factor at purchase date: 4 to 1

The accompanying notes are an integral part of the financial statements.

Deutsche Managed Municipal Bond Fund	31

	Principal Amount ($)	Value ($)
Texas 0.2%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (c)	10,000,000	10,822,850
Trust: Texas, Water Works & Sewer Systems Revenue, Series 2016-XM0288, 144A, 8.37%, 4/1/2018, Leverage Factor at purchase date: 2 to 1

Total Underlying Municipal Bonds of Inverse Floaters (Cost $59,645,760)		61,988,469

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $4,698,559,779)	100.1	4,949,006,702
Floating Rate Notes (b)	(0.8)	(37,782,545)
Other Assets and Liabilities, Net	0.7	32,747,155

Net Assets	100.0	4,943,971,312

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series C *	5.25%	8/1/2041	6,705,000	5,025,473	670,500

*	Non-income producing security.

**	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of November 30, 2017. Date reflects the earlier of demand date or stated maturity date.

***	Variable or floating rate security. These securities are shown at their current rate as of November 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

(a)	When-issued security.

(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

32	Deutsche Managed Municipal Bond Fund

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIBOR: London Interbank Offered Rate

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$4,949,006,702	$—	$4,949,006,702
Total	$—	$4,949,006,702	$—	$4,949,006,702

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

(d)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche Managed Municipal Bond Fund	33

Statement of Assets and Liabilities

as of November 30, 2017 (Unaudited)

Assets
Investments in securities, at value (cost $4,698,559,779)	$4,949,006,702
Cash	8,397
Receivable for investments sold	4,655,544
Receivable for Fund shares sold	6,420,509
Interest receivable	58,604,663
Other assets	125,992
Total assets	5,018,821,807

Liabilities
Payable for investments purchased — when-issued securities	19,054,704
Line of credit loan payable	3,600,000
Payable for Fund shares redeemed	7,701,278
Payable for floating rate notes issued	37,782,545
Distributions payable	1,729,389
Accrued management fee	1,240,320
Accrued Trustees’ fees	64,687
Other accrued expenses and payables	3,677,572
Total liabilities	74,850,495
Net assets, at value	$4,943,971,312

Net Assets Consist of
Undistributed net investment income	4,649,623
Net unrealized appreciation (depreciation) on investments	250,446,923
Accumulated net realized gain (loss)	7,146,103
Paid-in capital	4,681,728,663
Net assets, at value	$4,943,971,312

The accompanying notes are an integral part of the financial statements.

34	Deutsche Managed Municipal Bond Fund

Statement of Assets and Liabilities as of November 30, 2017 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($1,634,694,021 ÷ 179,676,203 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.10
Maximum offering price per share (100 ÷ 97.25 of $9.10)	$9.36
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($237,150,890 ÷ 26,068,105 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.10
Class S
Net Asset Value, offering and redemption price per share ($2,827,841,974 ÷ 310,397,119 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.11
Institutional Class
Net Asset Value, offering and redemption price per share ($244,284,427 ÷ 26,842,628 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.10

The accompanying notes are an integral part of the financial statements.

Deutsche Managed Municipal Bond Fund	35

Statement of Operations

for the six months ended November 30, 2017 (Unaudited)

Investment Income
Income:
Interest	$96,657,113
Expenses:
Management fee	8,156,046
Administration fee	2,510,087
Services to shareholders	3,034,024
Distribution and service fees	3,284,711
Custodian fee	23,616
Professional fees	105,727
Reports to shareholders	77,375
Registration fees	86,752
Trustees’ fees and expenses	131,963
Interest expense and fees on floating rate notes issued	283,945
Other	165,573
Total expenses before expense reductions	17,859,819
Expense reductions	(413,992)
Total expenses after expense reductions	17,445,827
Net investment income	79,211,286

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	33,209,414
Change in net unrealized appreciation (depreciation) on investments	(73,171,724)
Net gain (loss)	(39,962,310)
Net increase (decrease) in net assets resulting from operations	$39,248,976

The accompanying notes are an integral part of the financial statements.

36	Deutsche Managed Municipal Bond Fund

Statement of Cash Flows

for the six months ended November 30, 2017 (Unaudited)

Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$39,248,976
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term investments	(933,154,632)
Net amortization of premium/(accretion of discount)	13,750,893
Proceeds from sales and maturities of long-term investments	988,194,732
(Increase) decrease in interest receivable	2,322,519
(Increase) decrease in other assets	6,771
Increase (decrease) in receivable for investment sold	(3,085,544)
Increase (decrease) in payable for investments purchased — when-issued securities	8,124,528
Increase (decrease) in other accrued expenses and payables	(268,464)
Change in unrealized (appreciation) depreciation on investments	73,171,724
Net realized (gain) loss from investments	(33,209,414)
Cash provided by (used in) operating activities	155,102,089

Cash Flows from Financing Activities
Net increase (decrease) in line of credit loan payable	3,600,000
Proceeds from shares sold	350,194,956
Cost for shares redeemed	(481,058,882)
Distributions paid (net of reinvestment of distributions)	(10,868,981)
Increase (decrease) in payable for floating rate notes issued	(22,500,000)
Cash provided by (used in) financing activities	(160,632,907)
Increase (decrease) in cash	(5,530,818)
Cash at beginning of period	5,539,215
Cash at end of period	$8,397

Supplemental Disclosure of Non-Cash Activities
Reinvestment of distributions	$69,234,661
Interest expense and fees on floating rate notes issued	$(283,945)

The accompanying notes are an integral part of the financial statements.

Deutsche Managed Municipal Bond Fund	37

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017

Operations:
Net investment income	$79,211,286	$185,639,533
Net realized gain (loss)	33,209,414	83,885,686
Change in net unrealized appreciation (depreciation)	(73,171,724)	(244,214,068)
Net increase (decrease) in net assets resulting from operations	39,248,976	25,311,151
Distributions to shareholders from:
Net investment income:
Class A	(25,515,923)	(64,773,839)
Class C	(2,827,975)	(7,307,830)
Class S	(47,158,730)	(102,577,600)
Institutional Class	(3,215,902)	(9,147,480)
Net realized gains:
Class A	—	(773,900)
Class C	—	(113,792)
Class S	—	(1,137,907)
Institutional Class	—	(124,883)
Total distributions	(78,718,530)	(185,957,231)
Fund share transactions:
Proceeds from shares sold	350,725,637	1,246,901,306
Reinvestment of distributions	69,234,661	160,134,268
Payments for shares redeemed	(482,381,301)	(1,774,811,187)
Net increase (decrease) in net assets from Fund share transactions	(62,421,003)	(367,775,613)
Increase (decrease) in net assets	(101,890,557)	(528,421,693)
Net assets at beginning of period	5,045,861,869	5,574,283,562
Net assets at end of period (including undistributed net investment income of $4,649,623 and $4,156,867, respectively)	$4,943,971,312	$5,045,861,869

The accompanying notes are an integral part of the financial statements.

38	Deutsche Managed Municipal Bond Fund

Financial Highlights

	Six Months Ended 11/30/17		Years Ended May 31,
Class A	(Unaudited)		2017		2016		2015		2014	2013

Selected Per Share Data
Net asset value, beginning of period	$9.17		$9.42		$9.25		$9.30		$9.40	$9.40
Income from investment operations:
Net investment income	.14		.31		.35		.36		.37	.37
Net realized and unrealized gain (loss)	(.07)		(.25)		.17		(.06)		(.10)	(.00	)***
Total from investment operations	.07		.06		.52		.30		.27	.37
Less distributions from:
Net investment income	(.14)		(.31)		(.35)		(.35)		(.37)	(.37)
Net realized gains	—		(.00	)***	(.00	)***	(.00	)***	—	(.00	)***
Total distributions	(.14)		(.31)		(.35)		(.35)		(.37)	(.37)
Net asset value, end of period	$9.10		$9.17		$9.42		$9.25		$9.30	$9.40
Total Return (%)[a]	.77	**	.71		5.70		3.34		3.08	4.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,635		1,693		2,031		1,941		1,994	2,360
Ratio of expenses (including interest expense) (%)[b]	.78	*	.79		.80		.81		.81	.80
Ratio of expenses (excluding interest expense) (%)	.77	*	.76		.76		.76		.76	.75
Ratio of net investment income (%)	3.06	*	3.40		3.73		3.84		4.16	3.94
Portfolio turnover rate (%)	19	**	38		29		29		30	34

[a]	Total return does not reflect the effect of any sales charges.
[b]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

Deutsche Managed Municipal Bond Fund	39

	Six Months Ended 11/30/17		Years Ended May 31,
Class C	(Unaudited)		2017		2016		2015		2014	2013

Selected Per Share Data
Net asset value, beginning of period	$9.17		$9.42		$9.25		$9.30		$9.40	$9.40
Income from investment operations:
Net investment income	.11		.24		.27		.29		.30	.30
Net realized and unrealized gain (loss)	(.08)		(.25)		.17		(.06)		(.10)	(.00	)***
Total from investment operations	.03		(.01)		.44		.23		.20	.30
Less distributions from:
Net investment income	(.10)		(.24)		(.27)		(.28)		(.30)	(.30)
Net realized gains	—		(.00	)***	(.00	)***	(.00	)***	—	(.00	)***
Total distributions	(.10)		(.24)		(.27)		(.28)		(.30)	(.30)
Net asset value, end of period	$9.10		$9.17		$9.42		$9.25		$9.30	$9.40
Total Return (%)[a]	.37	b**	(.08)		4.88	[b]	2.53	[b]	2.28	3.21

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	237		259		292		256		242	319
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.57	*	1.58		1.59		1.61		1.59	1.58
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.57	*	1.58		1.59		1.60		1.59	1.58
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.56	*	1.55		1.55		1.55		1.54	1.53
Ratio of net investment income (%)	2.28	*	2.61		2.94		3.05		3.37	3.15
Portfolio turnover rate (%)	19	**	38		29		29		30	34

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

40	Deutsche Managed Municipal Bond Fund

	Six Months Ended 11/30/17		Years Ended May 31,
Class S	(Unaudited)		2017		2016		2015		2014	2013

Selected Per Share Data
Net asset value, beginning of period	$9.18		$9.44		$9.26		$9.31		$9.41	$9.41
Income from investment operations:
Net investment income	.15		.33		.37		.38		.39	.39
Net realized and unrealized gain (loss)	(.07)		(.26)		.18		(.06)		(.10)	(.00	)***
Total from investment operations	.08		.07		.55		.32		.29	.39
Less distributions from:
Net investment income	(.15)		(.33)		(.37)		(.37)		(.39)	(.39)
Net realized gains	—		(.00	)***	(.00	)***	(.00	)***	—	(.00	)***
Total distributions	(.15)		(.33)		(.37)		(.37)		(.39)	(.39)
Net asset value, end of period	$9.11		$9.18		$9.44		$9.26		$9.31	$9.41
Total Return (%)	.87	a**	.81	[a]	6.03	[a]	3.55	[a]	3.29 [a]	4.19

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,828		2,918		2,940		2,873		2,911	2,887
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.61	*	.63		.64		.64		.66	.62
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.58	*	.60		.60		.60		.62	.62
Ratio of expenses after expense reductions (excluding interest expense) (%)	.57	*	.57		.56		.55		.57	.57
Ratio of net investment income (%)	3.27	*	3.59		3.93		4.04		4.36	4.12
Portfolio turnover rate (%)	19	**	38		29		29		30	34

[a]	Total return would have been lower had certain expenses not been reduced.
[b]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

Deutsche Managed Municipal Bond Fund	41

	Six Months Ended 11/30/17		Years Ended May 31,
Institutional Class	(Unaudited)		2017		2016		2015		2014	2013

Selected Per Share Data
Net asset value, beginning of period	$9.17		$9.42		$9.25		$9.30		$9.40	$9.40
Income from investment operations:
Net investment income	.15		.34		.37		.38		.39	.39
Net realized and unrealized gain (loss)		(.07)	(.26)		.17		(.06)		(.10)	(.00	)***
Total from investment operations	.08		.08		.54		.32		.29	.39
Less distributions from:
Net investment income		(.15)	(.33)		(.37)		(.37)		(.39)	(.39)
Net realized gains	—		(.00	)***	(.00	)***	(.00	)***	—	(.00	)***
Total distributions		(.15)	(.33)		(.37)		(.37)		(.39)	(.39)
Net asset value, end of period	$9.10		$9.17		$9.42		$9.25		$9.30	$9.40
Total Return (%)	.89	**	.94	[a]	5.96		3.57		3.31	4.25

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	244		177		311		100		96	204
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.55	*	.59		.56		.58		.55	.57
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.55	*	.56		.56		.58		.55	.57
Ratio of expenses after expense reductions (excluding interest expense) (%)	.54	*	.53		.52		.53		.50	.52
Ratio of net investment income (%)	3.30	*	3.63		3.93		4.06		4.38	4.17
Portfolio turnover rate (%)	19	**	38		29		29		30	34

[a]	Total return would have been lower had certain expenses not been reduced.
[b]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

42	Deutsche Managed Municipal Bond Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Managed Municipal Bond Fund (the “Fund”) is a diversified series of Deutsche Municipal Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for

Deutsche Managed Municipal Bond Fund	43

similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Offer Bond trust (the “TOB Trust”). In turn the TOB Trust issues a short-term floating rate note and an inverse

44	Deutsche Managed Municipal Bond Fund

floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued” in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense” in the Statement of Operations. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2017 was approximately $38,769,000, with a weighted average interest rate of 1.46%.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

Deutsche Managed Municipal Bond Fund	45

The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) preclude banking entities from sponsoring and/or providing services to existing TOB Trusts. In response to these rules, investment market participants have developed and are developing new TOB Trust structures that are designed to ensure that banking entities do not sponsor TOB Trusts in violation of the Volcker Rule. As of July 17, 2017, the Volcker Rule’s final compliance date, all Fund TOB Trusts were structured to be in compliance with the Volcker Rule. Any new TOB Trust structures must currently comply with the Volcker Rule. Accordingly, to the extent the Fund wishes to restructure a Legacy TOB Trust or create a new TOB Trust, it must do so in a Volcker-compliant manner. A Volcker-compliant TOB Trust structure is substantially similar to traditional TOB Trust structures. The ultimate impact of the new rules on the inverse floater market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely in adverse market scenarios, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the Fund to additional risks, including, but not limited to, compliance, securities law and operational risks.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and

46	Deutsche Managed Municipal Bond Fund

treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At May 31, 2017, the Fund had net tax basis capital loss carryforwards of approximately $32,808,000, including $1,746,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2019, the expiration date, whichever occurs first; and approximately $31,062,000 of post-enactment short-term losses, which may be applied against realized net taxable capital gains indefinitely.

At May 31, 2017, the aggregate cost of investments for federal income tax purposes was $4,666,942,172. The net unrealized appreciation for all investments based on tax cost was $330,535,288. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $353,659,317 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $23,124,029.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floater transactions, certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Deutsche Managed Municipal Bond Fund	47

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund’s custodian bank at November 30, 2017.

B. Purchases and Sales of Securities

During the six months ended November 30, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $933,154,632 and $988,194,732, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily

48	Deutsche Managed Municipal Bond Fund

net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund’s average daily net assets	.365%
Next $750 million of such net assets	.345%
Next $1.5 billion of such net assets	.325%
Next $2.5 billion of such net assets	.315%
Next $2.5 billion of such net assets	.295%
Next $2.5 billion of such net assets	.275%
Next $2.5 billion of such net assets	.255%
Over $12.5 billion of such net assets	.235%

Accordingly, for the six months ended November 30, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.32% of the Fund’s average daily net assets.

For the period from June 1, 2017 through September 30, 2017, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.82%
Class C	1.57%
Class S	.57%
Institutional Class	.57%

Effective October 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.81%
Class C	1.56%
Class S	.56%
Institutional Class	.56%

Deutsche Managed Municipal Bond Fund	49

For the six months ended November 30, 2017, fees waived and/or expenses reimbursed for each class are as follows:

Class C	$1,165
Class S	412,827
$413,992

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2017, the Administration Fee was $2,510,087, of which $408,843 is unpaid.

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2017
Class A	$85,726	$50,438
Class C	4,933	3,187
Class S	169,724	92,603
Institutional Class	2,197	1,321
	$262,580	$147,549

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, Deutsche AM Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2017
Class C	$937,742	$148,200

50	Deutsche Managed Municipal Bond Fund

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2017, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2017	Annualized Rate
Class A	$2,034,388	$1,014,127	.24%
Class C	312,581	154,372	.25%
	$2,346,969	$1,168,499

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid to DDI in connection with the distribution of Class A shares for the six months ended November 30, 2017 aggregated $22,741.

In addition, DDI receives any contingent deferred ,sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2017, the CDSC for Class C shares aggregated $15,522. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2017, DDI received $35,730 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended November 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $11,890, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended November 30, 2017, the Fund engaged in securities purchases of $124,810,000 and securities sales of $153,172,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

Deutsche Managed Municipal Bond Fund	51

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

At November 30, 2017, the Fund had a $3,600,000 outstanding loan. Interest expense incurred on the borrowings was $649 for the period ended November 30, 2017. The average dollar amount of the borrowings was $3,066,667, the weighted average interest rate on these borrowings was 2.57%, and the Fund had a loan outstanding for three days throughout the period. The borrowings were valued at cost, which approximates fair value.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	6,439,502	$59,053,403	27,979,738	$260,413,105
Class C	1,103,278	10,119,025	5,059,582	47,169,120
Class S	19,935,780	183,126,492	91,485,169	831,818,790
Institutional Class	10,753,122	98,426,717	11,637,532	107,500,291
		$350,725,637		$1,246,901,306

Shares issued to shareholders in reinvestment of distributions
Class A	2,501,836	$22,951,128	6,311,269	$58,134,879
Class C	271,229	2,488,267	691,053	6,362,714
Class S	4,416,678	40,560,994	9,361,246	86,274,699
Institutional Class	352,625	3,234,272	1,012,445	9,361,976
		$69,234,661		$160,134,268

52	Deutsche Managed Municipal Bond Fund

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Dollars	Shares	Dollars

Shares redeemed
Class A	(13,840,254)	$(126,924,239)	(65,197,337)	$(593,912,371)
Class C	(3,501,241)	(32,105,380)	(8,531,559)	(77,963,333)
Class S	(31,736,250)	(291,195,660)	(94,587,849)	(864,483,850)
Institutional Class	(3,506,099)	(32,156,022)	(26,453,055)	(238,451,633)
		$(482,381,301)		$(1,774,811,187)

Net increase (decrease)
Class A	(4,898,916)	$(44,919,708)	(30,906,330)	$(275,364,387)
Class C	(2,126,734)	(19,498,088)	(2,780,924)	(24,431,499)
Class S	(7,383,792)	(67,508,174)	6,258,566	53,609,639
Institutional Class	7,599,648	69,504,967	(13,803,078)	(121,589,366)
		$(62,421,003)		$(367,775,613)

Deutsche Managed Municipal Bond Fund	53

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class C and S shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2017 to November 30, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

54	Deutsche Managed Municipal Bond Fund

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2017 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/17	$1,007.70	$1,003.70	$1,008.70	$1,008.90
Expenses Paid per $1,000*	$3.93	$7.89	$2.92	$2.77

Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/17	$1,021.16	$1,017.20	$1,022.16	$1,022.31
Expenses Paid per $1,000*	$3.95	$7.94	$2.94	$2.79

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Deutsche Managed Municipal Bond Fund†	.78%	1.57%	.58%	.55%

†	Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.01% for each class.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Managed Municipal Bond Fund	55

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Managed Municipal Bond Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests

56	Deutsche Managed Municipal Bond Fund

of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has

Deutsche Managed Municipal Bond Fund	57

outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive.

The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received

58	Deutsche Managed Municipal Bond Fund

information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Deutsche Managed Municipal Bond Fund	59

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

60	Deutsche Managed Municipal Bond Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting”at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche Managed Municipal Bond Fund	61

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SMLAX	SMLCX	SCMBX	SMLIX
CUSIP Number	25158T 608	25158T 822	25158T 848	25158T 855
Fund Number	466	766	2066	544

62	Deutsche Managed Municipal Bond Fund

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

–    Social Security number

–    Account balances

–    Purchase and transaction history

–    Bank account information

–    Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Deutsche Managed Municipal Bond Fund	63

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

–    open an account

–    give us your contact information

–    provide bank account information for ACH or wire transactions

–    tell us where to send money

–    seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.

Rev. 05/2017

64	Deutsche Managed Municipal Bond Fund

DMMBF-3

(R-025437-7 (1/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Managed Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	1/29/2018